UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2007

Item 1. Schedule of Investments.

TCM Small-Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS at June 30, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS: 96.4%
	Aerospace & Defense: 1.0%
89	Goodrich Corp. *	$5,301

	Air Freight & Logistics: 0.8%
159	UTI Worldwide, Inc.	4,260

	Auto Components: 1.0%
216	LKQ Corp. *	5,327

	Beverages: 1.1%
136	Hansen Natural Corp. *	5,845

	Capital Markets: 2.1%
88	Affiliated Managers Group, Inc. *	11,331

	Chemicals: 4.1%
174	Airgas, Inc.	8,335
102	Albemarle Corp.	3,930
86	OM Group, Inc. *	4,551
212	RPM International, Inc.	4,899
		21,715
	Commercial Services & Supplies: 3.8%
124	American Reprographics Co. *	3,818
170	Republic Services, Inc.	5,209
161	Resources Connection, Inc. *	5,342
149	Robert Half International, Inc.	5,438
		19,807
	Communications Equipment: 1.7%
99	Ciena Corp. *	3,577
95	CommScope, Inc. *	5,576
		9,153
	Computers & Peripherals: 2.2%
225	Intermec, Inc. *	5,695
118	SanDisk Corp. *	5,775
		11,470
	Construction & Engineering: 11.9%
170	Chicago Bridge & Iron Co. NV	6,416
55	EMCOR Group, Inc. *	4,010
71	Foster Wheeler, Ltd. *	7,596
238	McDermott International, Inc. *	19,782
233	Quanta Services, Inc. *	7,146
106	URS Corp. *	5,146
161	Washington Group International, Inc. *	12,882
		62,978
	Consumer Durables & Apparel: 1.8%
130	Garmin Ltd.	9,616

	Diversified Financial Services: 1.0%
42	Nymex Holdings, Inc.	5,277

	Electrical Equipment: 0.5%
88	Energy Conversion Devices, Inc. *	2,712

	Electronic Equipment & Instruments: 3.3%
350	Amphenol Corp. - Class A	12,478
53	Mettler Toledo International, Inc. *	5,062
		17,540
	Energy Equipment & Services: 5.8%
80	Cameron International Corp. *	5,718
69	Core Laboratories NV *	7,017
58	Diamond Offshore Drilling, Inc.	5,890
70	Dril-Quip, Inc. *	3,147
74	Grant Prideco, Inc. *	3,983
46	National-Oilwell, Inc. *	4,795
		30,550
	Health Care Equipment & Supplies: 9.6%
393	American Medical Systems Holdings, Inc. *	7,090
121	Arthrocare Corp. *	5,313
99	The Cooper Companies, Inc.	5,279
84	Haemonetics Corp. *	4,419
173	Hologic, Inc. *	9,569
116	Illumina, Inc. *	4,708
78	Kyphon, Inc. *	3,756
117	Resmed, Inc. *	4,827
145	Sirona Dental Systems, Inc. *	5,485
		50,446
	Health Care Providers & Services: 5.2%
104	The Advisory Board Co. *	5,778
110	Healthways, Inc. *	5,211
93	Pharmaceutical Product Development, Inc.	3,559
181	Psychiatric Solutions, Inc. *	6,563
155	Sierra Health Services, Inc. *	6,445
		27,556
	Health Care Technology: 2.0%
211	Allscripts Healthcare Solutions, Inc. *	5,376
165	IMS Health, Inc.	5,302
		10,678
	Hotels, Restaurants & Leisure: 1.5%
64	Bally Technologies *	1,691
68	Orient-Express Hotels Ltd. - Class A	3,631
123	Sonic Corp. *	2,721
		8,043
	Insurance: 1.4%
122	Assurant, Inc.	7,188

	Internet Software & Services: 2.9%
46	aQuantive, Inc. *	2,935
28	DealerTrack Holdings, Inc. *	1,031
62	Equinix, Inc. *	5,671
179	VeriSign, Inc. *	5,680
		15,317
	IT Services: 2.0%
191	Euronet Worldwide, Inc. *	5,569
94	Global Payments, Inc.	3,727
107	MPS Group, Inc. *	1,431
		10,727
	Life Science Tools & Services: 1.4%
129	Techne Corp. *	7,380

	Machinery: 1.1%
68	Kennametal, Inc.	5,578

	Marine: 1.0%
135	Kirby Corp. *	5,183

	Metals & Mining: 2.1%
60	Carpenter Technology Corp.	7,819
96	Titanium Metals Corp. *	3,062
		10,881
	Office Electronics: 0.9%
123	Zebra Technologies Corp. *	4,765

	Oil & Gas: 0.7%
110	Goodrich Petroleum Corp.	3,809

	Personal Products: 0.9%
148	Bare Escentuals, Inc. *	5,054

	Pharmaceuticals: 1.6%
116	Adams Respiratory Therapeutics, Inc. *	4,569
130	Medicis Pharmaceutical Corp.	3,970
		8,539
	Prepackaged Software: 1.0%
306	Foundry Networks, Inc. *	5,098

	Semiconductor & Semiconductor Equipment: 5.7%
125	Hittite Microwave Corp. *	5,341
137	Microchip Technology, Inc.	5,075
276	Tessera Technologies, Inc. *	11,192
295	Verigy Ltd. *	8,440
		30,048
	Software: 6.5%
420	Activision, Inc. *	7,841
524	Ansys, Inc. *	13,886
129	MICROS Systems, Inc. *	7,018
104	Quality Systems, Inc.	3,949
50	Verint Systems, Inc. *	1,565
		34,259
	Specialty Retail: 3.4%
44	The Childrens Place Retail Stores, Inc. *	2,272
137	GameStop Corp New *	5,357
178	O'Reilly Automotive, Inc. *	6,506
73	Tractor Supply Co. *	3,799
		17,934
	Textiles, Apparel & Luxury Goods: 0.8%
88	Under Armour, Inc. *	4,017

	Trading Companies & Distributors: 1.4%
133	MSC Industrial Direct Co., Inc. - Class A	7,315

	Wireless Telecommunication Services: 1.2%
76	NII Holdings, Inc. *	6,136

	TOTAL COMMON STOCKS
	(Cost $510,829)	508,833
	TOTAL INVESTMENTS IN SECURITIES: 96.4%
	(Cost $510,829)	508,833
	Other Assets in Excess of Liabilities: 3.6%	19,171
	TOTAL NET ASSETS: 100.00%	$528,004

*	Non-income producing security.

The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows+:

Cost of investments	$510,829
Gross unrealized appreciation	-
Gross unrealized depreciation	(1,996)
Net unrealized depreciation	$(1,996)

+ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments since the Fund does not have a full fiscal year of history.

TCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS at June 30, 2007 (Unaudited)
Shares		Value
	COMMON STOCKS: 96.1%
	Aerospace & Defense: 1.0%
132,400	Argon ST, Inc. *	$3,073,004
65,877	Ladish Co., Inc. *	2,832,711
		5,905,715
	Air Freight & Logistics: 0.8%
172,656	UTI Worldwide, Inc.	4,625,454

	Auto Components: 1.9%
117,523	Keystone Automotive Industries, Inc. *	4,861,927
233,461	LKQ Corp. *	5,757,148
		10,619,075
	Biotechnology: 0.7%
100,417	Kendle International, Inc. *	3,692,333

	Capital Markets: 2.2%
95,025	Affiliated Managers Group, Inc. *	12,235,419

	Chemicals: 4.1%
187,559	Airgas, Inc.	8,984,076
104,020	OM Group, Inc. *	5,504,739
379,828	RPM International, Inc.	8,777,825
		23,266,640
	Commercial Services & Supplies: 3.7%
135,455	American Reprographics Co. *	4,170,660
100,697	Cornell Companies, Inc. *	2,473,118
113,333	CoStar Group, Inc. *	5,993,049
49,314	First Advantage Corp. *	1,134,715
270,496	On Assignment, Inc. *	2,899,717
136,383	Resources Connection, Inc. *	4,525,188
		21,196,447
	Communications Equipment: 1.7%
103,660	Ciena Corp. *	3,745,236
689,767	Harmonic, Inc. *	6,118,233
		9,863,469
	Computers & Peripherals: 1.0%
215,961	Intermec, Inc. *	5,465,973

	Construction & Engineering: 8.6%
176,163	Chicago Bridge & Iron Co. NV	6,648,392
58,617	EMCOR Group, Inc. *	4,273,179
230,720	MasTec, Inc. *	3,649,990
233,866	McDermott International, Inc. *	19,438,942
34,052	Quanta Services, Inc. *	1,044,375
174,741	Washington Group International, Inc. *	13,981,027
		49,035,905
	Diversified Telecommunication Services: 2.3%
181,395	Aruba Networks, Inc. *	3,646,039
322,501	Cogent Communications Group, Inc. *	9,633,105
		13,279,144
	Electrical Equipment: 0.6%
118,923	Energy Conversion Devices, Inc. *	3,665,207

	Electronic Equipment & Instruments: 4.8%
254,077	Amphenol Corp. - Class A	9,057,845
124,099	MTS Systems Corp.	5,543,502
196,525	NovAtel, Inc. *	7,133,858
203,211	OSI Systems, Inc. *	5,557,821
		27,293,026
	Energy Equipment & Services: 3.0%
74,712	Core Laboratories NV *	7,597,463
101,052	Dril-Quip, Inc. *	4,542,288
302,374	Input/Output, Inc. *	4,720,058
		16,859,809
	Health Care Equipment & Supplies: 10.9%
291,853	Abaxis, Inc. *	6,088,053
51,269	Accuray, Inc. *	1,137,146
398,756	American Medical Systems Holdings, Inc. *	7,193,558
136,613	Arrow International, Inc.	5,229,546
192,231	Arthrocare Corp. *	8,440,863
104,264	The Cooper Companies, Inc.	5,559,356
87,947	Haemonetics Corp. *	4,626,892
106,302	Hologic, Inc. *	5,879,564
125,357	Illumina, Inc. *	5,088,241
157,443	Sirona Dental Systems, Inc. *	5,956,069
23,110	SurModics, Inc. *	1,155,500
226,850	Wright Medical Group, Inc. *	5,471,622
		61,826,410
	Health Care Providers & Services: 7.7%
114,771	The Advisory Board Co. *	6,376,677
9,462	Air Methods Corp. *	346,972
217,887	HealthExtras, Inc. *	6,445,097
119,930	Healthways, Inc. *	5,681,084
105,379	ICON PLC *	4,609,277
183,380	Psychiatric Solutions, Inc. *	6,649,359
163,196	Sierra Health Services, Inc. *	6,785,690
496,518	Sun Healthcare Group, Inc. *	7,194,546
		44,088,702
	Health Care Technology: 3.1%
229,567	Allscripts Healthcare Solutions, Inc. *	5,849,367
347,427	Trizetto Group *	6,726,187
182,366	Vital Images, Inc. *	4,953,060
		17,528,614
	Hotels, Restaurants & Leisure: 3.1%
159,940	Ambassadors Group, Inc.	5,682,668
69,627	Bally Technologies *	1,839,545
184,293	BJ's Restaurants, Inc. *	3,637,944
72,359	Orient-Express Hotels Ltd. - Class A	3,863,971
130,230	Sonic Corp. *	2,880,687
		17,904,815
	Internet Software & Services: 0.7%
45,537	aQuantive, Inc. *	2,905,261
29,766	DealerTrack Holdings, Inc. *	1,096,579
		4,001,840
	IT Services: 2.1%
186,330	Euronet Worldwide, Inc. *	5,433,383
115,398	MPS Group, Inc. *	1,542,871
417,750	Tyler Technologies, Inc. *	5,184,278
		12,160,532
	Leisure Equipment & Products: 1.7%
543,906	Callaway Golf Co.	9,686,966

	Life Science Tools & Services: 0.9%
93,695	Techne Corp. *	5,360,291

	Machinery: 2.3%
113,711	Kadant, Inc. *	3,547,783
73,900	Kennametal, Inc.	6,062,017
218,201	Mueller Water Products, Inc.- Class B	3,273,015
		12,882,815
	Management Consulting Services: 0.6%
45,818	Huron Consulting Group, Inc. *	3,345,172

	Marine: 1.0%
147,321	Kirby Corp. *	5,655,653

	Media: 0.7%
220,319	Martha Stewart Living Omnimedia, Inc.	3,789,487

	Oil & Gas: 1.6%
201,662	Goodrich Petroleum Corp. *	6,983,555
54,208	Penn Virginia Corp.	2,179,162
		9,162,717
	Pharmaceuticals: 1.8%
126,417	Adams Respiratory Therapeutics, Inc. *	4,979,566
168,047	Medicis Pharmaceutical Corp.	5,132,155
		10,111,721
	Prepackaged Software: 0.8%
283,733	Phase Forward, Inc. *	4,775,226

	Semiconductor & Semiconductor Equipment: 8.0%
135,368	Cavium Networks, Inc. *	3,062,024
147,464	FEI Co. *	4,786,682
135,430	Hittite Microwave Corp. *	5,786,924
685,592	Lattice Semiconductor Corp. *	3,921,586
82,239	Supertex, Inc. *	2,577,370
241,446	Tessera Technologies, Inc. *	9,790,635
373,114	Trident Microsystems, Inc. *	6,846,642
307,116	Verigy Ltd. *	8,786,589
		45,558,452
	Semiconductors & Related Devices: 0.2%
67,881	Volterra Semiconductor Corp. *	963,910

	Software: 10.6%
128,823	Ansoft Corp. *	3,798,990
468,882	Ansys, Inc. *	12,425,373
242,772	Concur Technologies, Inc. *	5,547,340
337,924	Magma Design Automation, Inc. *	4,744,453
151,735	MICROS Systems, Inc. *	8,254,384
157,931	Quality Systems, Inc.	5,996,640
108,933	SPSS, Inc. *	4,808,303
259,302	Ultimate Software Group, Inc. *	7,501,607
89,606	Verint Systems, Inc. *	2,804,668
401,455	Wind River Systems, Inc. *	4,416,005
		60,297,763
	Specialty Retail: 1.1%
47,571	The Childrens Place Retail Stores, Inc. *	2,456,566
75,213	Tractor Supply Co. *	3,914,837
		6,371,403
	Textiles, Apparel & Luxury Goods: 0.8%
95,735	Under Armour, Inc. *	4,370,303

	TOTAL COMMON STOCKS
	(Cost $458,048,430)	546,846,408

Par
	SHORT-TERM INVESTMENTS: 7.0%
	Commercial Paper: 7.0%
$39,851,329	Prudential Funding, 5.194%, 07/02/07	39,851,329

Shares
	Money Market Fund: 0.0%
53,482	SEI Daily Income Trust Government Fund	53,482

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $39,904,811)	39,904,811
	TOTAL INVESTMENTS IN SECURITIES: 103.1%
	(Cost $497,953,241)	586,751,219
	Liabilities in Excess of Other Assets: (3.1)%	(17,420,028)
	TOTAL NET ASSETS: 100.00%	$569,331,191

*	Non-income producing security.

The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows+:

Cost of investments	$500,158,085
Gross unrealized appreciation	93,875,490
Gross unrealized depreciation	(7,282,356)
Net unrealized appreciation	$86,593,134

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Robert M. Slotky
Robert M. Slotky, President

Date  August 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Robert M. Slotky
Robert M. Slotky, President

Date  August 18, 2007

By (Signature and Title)*   /s/ Eric W. Falkeis
Eric W. Falkies, Treasurer

Date  August 28, 2007

* Print the name and title of each signing officer under his or her signature.